Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss)	$ (360,127)	$ (379,864)	$ (1,593,027)	$ (1,227,747)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Depreciation	9,480	10,922	26,488	45,078
Amortization	22,544	22,544	90,177	90,177
Fair Value Change of Derivative Liability	(15,154)			(446,785)
Issuance of Stock and Warrants for Services or Claims	159,178	125,417	433,254	783,120
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(184,079)	(220,981)	(1,043,108)	(756,157)
Increase (Decrease) in Operating Assets
Increase (Decrease) in Prepaid Expense and Other Assets	(14,014)		2,995	11,511
Increase (Decrease) in Other Operating Assets
Increase (Decrease) in Operating Assets	(14,014)		2,995	11,511
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	23,277	(17,070)	7,905	18,471
Increase (Decrease) in Operating Capital	23,277	(17,070)	7,905	18,471
Net Cash Provided by (Used in) Operating Activities	(174,816)	(238,051)	(1,032,208)	(726,175)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Short-term Debt		(79,283)	15,000	90,000
Proceeds from Issuance of Common Stock	185,000	322,500	972,575	677,792
Net Cash Provided by (Used in) Financing Activities	185,000	243,217	987,575	767,792
Cash and Cash Equivalents, Period Increase (Decrease)	10,184	5,166	(44,633)	41,617
Cash and Cash Equivalents, at Carrying Value	1,952	46,585	46,585	4,968
Cash and Cash Equivalents, at Carrying Value	$ 12,136	$ 51,751	$ 1,952	$ 46,585